General and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“GAAP”) for complete financial statements.

The financial statements for the three and six months ended June 30, 2014 and 2013 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2013 Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 4, 2014.

Operating results for the three and six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.

Comparatives	Comparatives Certain comparative balances for the three and six months ended June 30, 2013 have been reclassified to conform to the current method of presentation.
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2014, Holdings adopted the amendments to guidance issued by the FASB on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendments require entities to present an unrecognized tax benefit netted against certain deferred tax assets when specific requirements are met. The adoption of this guidance did not have a material impact on the financial position, results of operations or cash flows of Holdings.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In May 2014, the FASB issued amendments that are a comprehensive new revenue recognition model that require entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. These amendments create common revenue recognition guidance between GAAP and International Financial Reporting Standards. These amendments are effective retrospectively for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early adoption not permitted. Holdings is currently evaluating the new standard.

In April 2014, the FASB issued amendments to change the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in a company’s operations and financial results should be reported as discontinued operations, with expanded disclosures. In addition, the new guidance requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify as a discontinued operation. These amendments are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2014. The guidance applies prospectively to new disposals and new classifications of disposal groups held for sale after the effective date. Management does not expect the adoption of this guidance to have a material impact on the financial statements of Holdings.